PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Schedule of Property, Plant and Equipment

	June 30,	December 31,
	2022	2021
Plant and equipment	$1,523	$1,633
Furniture and fixtures	220	245
Computer hardware and software	24	26
	1,767	1,904
Less: Accumulated depreciation	(1,090)	(1,102)
Property, plant and equipment, net	$677	$802

	December 31,
	2021	2020
Plant and equipment	$1,633	$1,316
Furniture and fixtures	245	248
Computer hardware and software	26	26
	1,904	1,590
Less: Accumulated depreciation	(1,102)	(908)
Property, plant and equipment, net	$802	$682